UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22829

TCG Financial Series Trust IV

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

TCG Liquidity Plus Money Market Fund
Schedule of Investments
March 31, 2017

Security Description	Location of Investment	Coupon/Yield	Maturity/Demand Date	Principal Amount or Shares	Fair Value

BANK DEPOSITS - 92.79%
Access National Bank *	Virginia	1.40%	4/1/2017	245,000	$ 245,000
Alerus Financial, N.A *	North Dakota	1.40%	4/1/2017	245,000	245,000
Amaglamated Bank *	New York	1.25%	4/7/2017	245,000	245,000
American National Bank *	Nebraska	1.40%	4/1/2017	245,000	245,000
American Plus Bank N.A. *	California	1.00%	4/7/2017	248,562	248,562
Atlantic Coast Bank *	Georgia	1.25%	4/7/2017	100,443	100,443
Banc of California *	California	1.25%	4/1/2017	249,500	249,500
Banco do Brasil Americas *	Florida	1.00%	4/7/2017	249,813	249,813
Banesco USA *	Florida	1.00%	4/1/2017	249,170	249,170
Bank of Commerce *	Mississippi	0.20%	4/7/2017	10,999	10,999
Bank of Internet *	California	0.80%	4/7/2017	246,762	246,762
Bank of Santa Clarita *	California	1.10%	4/7/2017	247,476	247,476
Bank of the Cascades *	Oregon	1.25%	4/1/2017	249,500	249,500
Bank of the Ozarks *	Arkansas	0.75%	4/7/2017	246,133	246,133
BankUnited, FSB *	Florida	0.74%	4/7/2017	247,729	247,729
Bar Harbor Bank & Trust *	Maine	1.40%	4/1/2017	245,000	245,000
Blackhawk Bank *	Wisconsin	0.85%	4/7/2017	247,301	247,301
BOKF, National Association *	Wisconsin	1.40%	4/1/2017	245,000	245,000
Centennial Bank *	Florida	0.75%	4/7/2017	246,295	246,295
Central Bank Illinois *	Illinois	1.25%	4/1/2017	249,500	249,500
Central Bank of St. Louis *	Missouri	1.40%	4/1/2017	245,000	245,000
Centreville Bank *	Rhode Island	1.10%	4/7/2017	245,158	245,158
Chemical Bank *	Michigan	1.25%	4/1/2017	249,500	249,500
CIT Bank *	California	0.75%	4/7/2017	146,188	146,188
Citibank, N.A. *	South Dakota	1.25%	4/1/2017	249,500	249,500
Coastal Community Bank *	Washington	0.70%	4/7/2017	246,938	246,938
Coconut Grove Bank *	Florida	0.60%	4/7/2017	246,116	246,116
Columbia Bank *	Washington	1.25%	4/1/2017	249,500	249,500
Comenity Bank Delaware *	Delaware	1.25%	4/1/2017	249,500	249,500
Comenity Capital Bank *	Utah	1.25%	4/1/2017	249,500	249,500
Commercial Bank of California *	California	0.25%	4/7/2017	26,800	26,800
Community Bank, Coast *	California	1.15%	4/1/2017	245,000	245,000
Cornhusker Bank *	Nebraska	1.40%	4/1/2017	52,667	52,667
Dundee Bank *	Nebraska	0.80%	4/1/2017	246,965	246,965

Dubuque Bank and Trust Company *	Iowa	1.40%	4/7/2017	245,000	245,000
East Boston Savings Bank *	Massachusetts	1.25%	4/1/2017	249,500	249,500
Embassy National Bank *	Georgia	0.90%	4/7/2017	247,865	247,865
Encore Bank N.A.*	Florida	0.75%	4/7/2017	246,781	246,781
Enterprise Bank and Trust *	Missouri	0.50%	4/7/2017	103,133	103,133
Enterprise Bank and Trust Company*	Massachusetts	1.25%	4/1/2017	249,500	249,500
EverBank *	Florida	0.85%	4/7/2017	247,407	247,407
Farmers State Bank *	Georgia	1.00%	4/7/2017	246,616	246,616
Farmers State Bank Spencer *	Nebraska	1.00%	4/7/2017	246,590	246,590
Fidelity Bank Georgia *	Georgia	0.60%	4/7/2017	246,421	246,421
First Business Bank *	Wisconsin	1.25%	4/1/2017	249,500	249,500
First Capital Bank of Kentucky *	Kentucky	0.75%	4/7/2017	247,003	247,003
First Citrus Bank *	Florida	0.80%	4/7/2017	247,187	247,187
First City Bank of Commerce *	Florida	0.75%	4/7/2017	247,702	247,702
First Foundation Bank *	California	0.80%	4/7/2017	247,230	247,230
First Internet Bank of Indiana *	Indiana	0.80%	4/7/2017	247,172	247,172
First Security Bank *	Illinois	1.15%	4/1/2017	245,000	245,000
First State Bank *	Illinois	1.25%	4/7/2017	245,000	245,000
First Tennessee Bank, NA *	Tennessee	1.40%	4/1/2017	245,000	245,000
First Tennessee Bank, NA *	Tennessee	1.25%	4/1/2017	249,500	249,500
FirstBank Florida *	Florida	0.80%	4/7/2017	247,537	247,537
Flagler Bank *	Florida	0.70%	4/7/2017	247,522	247,522
Floridian Community Bank *	Florida	1.00%	4/7/2017	247,343	247,343
Freedom Bank *	Florida	0.75%	4/7/2017	246,355	246,355
Frontier Bank *	Nebraska	1.40%	4/1/2017	245,000	245,000
F&M Trust Co of Chambersburg *	Pennsylvania	1.15%	4/1/2017	173,969	173,969
F&M Trust Co of Chambersburg *	Pennsylvania	1.25%	4/7/2017	71,031	71,031
Glacier Bank *	Montana	1.40%	4/1/2017	245,000	245,000
Glens Falls National Bank & Trust *	New York	1.10%	4/7/2017	245,197	245,197
Great Midwest Bank *	Wisconsin	0.50%	4/7/2017	45,794	45,794
Great Plains National Bank *	Oklahoma	1.25%	4/7/2017	245,000	245,000
Great Southern Bank *	Missouri	1.25%	4/7/2017	245,000	245,000
Guaranty Bank *	Missouri	1.10%	4/7/2017	245,188	245,188
Heartland Bank and Trust Company *	Illinois	1.10%	4/7/2017	10	10
Hills Bank & Trust Co. *	Iowa	1.25%	4/7/2017	245,000	245,000
Independence Bank *	Montana	0.75%	4/7/2017	246,622	246,622
Independent Bank *	Texas	1.40%	4/1/2017	245,000	245,000
International Finance Bank *	Florida	0.70%	4/7/2017	247,512	247,512
Kennebec Federal Savings and Loan Association of Waterville *	Maine	0.95%	4/7/2017	246,474	246,474
LegacyTexas Bank *	Texas	1.40%	4/1/2017	245,000	245,000
Luther Burbank Savings *	California	0.80%	4/7/2017	100,113	100,113
Mabrey Bank *	Oklahoma	1.40%	4/1/2017	245,000	245,000
MB Financial Bank, NA *	Illinois	1.40%	4/1/2017	245,000	245,000
Mercantil Commercebank, N.A.*	Florida	0.85%	4/7/2017	245,484	245,484
Merchants Bank *	Vermont	1.25%	4/7/2017	245,000	245,000
Merchants Bank, N.A.*	Minnesota	1.25%	4/7/2017	245,000	245,000

Merchants Bank of Indiana *	Indiana	1.15%	4/1/2017	245,000	245,000
Metropolitan Commercial Bank *	New York	1.25%	4/1/2017	248,162	248,162
MidFirst Bank *	Oklahoma	1.15%	4/1/2017	245,000	245,000
MidWestOne Bank *	Iowa	1.25%	4/7/2017	245,000	245,000
Native American Bank *	Colorado	0.75%	4/7/2017	246,840	246,840
NexBank, SSB *	Texas	1.21%	4/7/2017	247,242	247,242
NorthStar Bank *	Iowa	0.80%	4/7/2017	246,107	246,107
Ocean Bank *	Florida	0.45%	4/7/2017	246,542	246,542
Oklahoma State Bank *	Oklahoma	1.25%	4/7/2017	246,835	246,835
One United Bank *	Massachusetts	0.10%	4/7/2017	11,246	11,246
Pacific National Bank *	Florida	1.06%	4/7/2017	248,595	248,595
PanAmerican Bank *	California	0.80%	4/7/2017	247,889	247,889
Passumpsic Savings Bank *	Vermont	1.40%	4/1/2017	108,615	108,615
Passumpsic Savings Bank *	Vermont	1.15%	4/1/2017	136,385	136,385
PeaPack Gladstone Bank *	New Jersey	1.00%	4/7/2017	246,107	246,107
Pioneer Bank *	Minnesota	1.40%	4/1/2017	245,000	245,000
Post Oak Bank *	Texas	0.70%	4/7/2017	246,711	246,711
Professional Bank *	Florida	0.90%	4/7/2017	248,275	248,275
Quantum National Bank *	Georgia	0.75%	4/7/2017	246,890	246,890
Randolph Savings Bank *	Massachusetts	0.85%	4/7/2017	247,927	247,927
Renasant Bank *	Mississippi	1.25%	4/1/2017	249,500	249,500
River Cities Bank *	Missouri	0.75%	4/7/2017	247,030	247,030
RiverBend Bank *	Texas	0.90%	4/7/2017	247,087	247,087
Sabadell United Bank, N.A. *	Florida	0.55%	4/7/2017	246,455	246,455
Salisbury Bank and Trust Company *	Connecticut	1.25%	4/7/2017	237,825	237,825
Salisbury Bank and Trust Company *	Connecticut	1.10%	4/7/2017	7,219	7,219
Santander Bank N.A.*	Delaware	0.50%	4/7/2017	246,750	246,750
Santander Bank - Checking *	Delaware	0.00%	4/7/2017	100	100
Seaside National Bank & Trust *	Florida	1.15%	4/1/2017	245,000	245,000
Security Bank *	Oklahoma	1.40%	4/1/2017	245,000	245,000
SouthEast Bank *	Tennessee	1.15%	4/1/2017	245,000	245,000
Sterling National Bank *	New York	1.25%	4/1/2017	249,500	249,500
Sterling National Bank *	New York	1.40%	4/1/2017	245,000	245,000
Stonegate #2 *	Florida	1.15%	4/1/2017	45	45
Stonegate Bank *	Florida	1.40%	4/1/2017	248,000	248,000
TD Bank *	Delaware	0.10%	4/7/2017	10,036	10,036
The Bank of Edwardsville *	Illinois	1.15%	4/7/2017	245,000	245,000
The Bank of Delmarva *	Delaware	0.15%	4/1/2017	11,030	11,030
The Citizens National Bank of Bluffton *	Ohio	1.25%	4/7/2017	245,000	245,000
The First National Bank- Fox *	Wisconsin	1.40%	4/1/2017	245,000	245,000
The Washington Trust Co. *	Rhode Island	1.25%	4/1/2017	43,582	43,582
Total Bank *	Florida	1.25%	4/7/2017	246,690	246,690
Two Rivers Bank & Trust *	Iowa	1.40%	4/1/2017	245,000	245,000
Union Bank & Trust *	Nebraska	1.40%	4/1/2017	245,000	245,000
Washington Financial Bank *	Pennsylvania	1.25%	4/1/2017	249,500	249,500
Washington Savings *	Illinois	0.05%	4/7/2017	10,865	10,865

Waterford Bank, N.A. *	Ohio	1.40%	4/1/2017	245,000	245,000
Westfield Bank, FSB *	Ohio	1.15%	4/1/2017	245,000	245,000
Wolverine Bank *	Michigan	0.25%	4/7/2017	5,978	5,978
1st State Bank *	Michigan	1.15%	4/1/2017	245,000	245,000
TOTAL FOR BANK DEPOSITS (Cost $27,805,333) - 92.79%					$ 27,805,333

SHORT TERM INVESTMENT - 7.17%
Fidelity Gov't Portfolio - Institutional		0.49%	4/1/2017	$ 2,148,479	$ 2,148,479
TOTAL FOR SHORT TERM INVESTMENT (Cost $2,148,479) - 7.17%					$ 2,148,479

TOTAL INVESTMENTS (Cost $29,953,812) ** - 99.96%					$ 29,953,812

OTHER ASSETS LESS LIABILITIES, NET - 0.04%					12,703

NET ASSETS - 100.00%					$ 29,966,515

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

** At March 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $29,953,812, amounted to $0, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $0.

NOTES TO FINANCIAL STATEMENTS
TCG Liquidity Plus Money Market Fund
1. SECURITY TRANSACTIONS

At March 31, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $29,953,812, amounted to $0, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Bank Deposits	$ 27,805,333	$0	$0	$ 27,805,333

Short Term Investments	$ 2,148,479	$0	$0	$ 2,148,479
Total	$ 29,953,812	$0	$0	$ 29,953,812

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust IV

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: June 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: June 7, 2017

By: /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: June 7, 2017